                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                              Financial Statements

                     For the six months ended June 30, 2000

                                  (Unaudited)

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                               Table of Contents

                     For the six months ended June 30, 2000

                                                                            Page
                                                                            ----
Financial Statements (Unaudited):
  Statements of Assets and Liabilities.....................................  F-1
  Statements of Operations.................................................  F-6
  Statements of Changes in Net Assets...................................... F-11

Notes to Financial Statements (Unaudited).................................. F-20

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                      Statements of Assets and Liabilities

                                 June 30, 1999
                                  (Unaudited)

                                                         GE Investments Funds, Inc.
                      -------------------------------------------------------------------------------------------------
                                                                    Real                                        Premier
                                   Money    Total                  Estate   Global   Mid-Cap             U.S.   Growth
                       S&P 500    Market   Return  International Securities Income Value Equity Income  Equity  Equity
                         Fund      Fund     Fund    Equity Fund     Fund     Fund      Fund      Fund    Fund    Fund
                      ---------- --------- ------- ------------- ---------- ------ ------------ ------- ------- -------
Assets
Investments in GE
 Investments Funds,
 Inc., at fair
 value: (note 2)
 S&P 500 Fund
  (173,831 shares,
  cost --
   $4,770,626)......  $4,855,104       --      --        --           --       --        --         --      --     --
 Money Market Fund
  (2,952,374 shares,
  cost --
   $3,137,264)......         --  2,952,374     --        --           --       --        --         --      --     --
 Total Return Fund
  (13,639 shares,
  cost --
   $215,420)........         --        --  223,135       --           --       --        --         --      --     --
 International
  Equity Fund (2,595
  shares, cost --
   $36,629).........         --        --      --     38,400          --       --        --         --      --     --
 Real Estate
  Securities Fund
  (1,261 shares,
  cost -- $13,886)..         --        --      --        --        15,944      --        --         --      --     --
 Global Income Fund
  (10,516 shares,
  cost --
   $100,842)........         --        --      --        --           --    99,689       --         --      --     --
 Mid-Cap Value
  Equity Fund
  (14,202 shares,
  cost --
   $221,464)........         --        --      --        --           --       --    214,588        --      --     --
 Income Fund (18,525
  shares, cost --
  $219,583).........         --        --      --        --           --       --        --     220,445     --     --
 U.S. Equity Fund
  (11,719 shares,
  cost --
   $437,671)........         --        --      --        --           --       --        --         --  445,200    --
 Premier Growth
  Equity Fund (406
  shares, cost --
   $34,773).........         --        --      --        --           --       --        --         --      --  35,825
Receivable from
 affiliate (note
 3).................         --      2,936     --        --           --       --        --         --      --     --
Receivable for units
 sold...............         --        --      366       --           --       --        --         --      --     --
                      ---------- --------- -------    ------       ------   ------   -------    ------- ------- ------
 Total assets.......   4,855,104 2,955,310 223,501    38,400       15,944   99,689   214,588    220,445 445,200 35,825
                      ---------- --------- -------    ------       ------   ------   -------    ------- ------- ------
Liabilities
Accrued expenses
 payable to
 affiliates (note
 3).................       2,089       871      97        18            8       44        95        102     199     12
Payable for units
 withdrawn..........      21,189     3,041     --        --           --       --        --         --      --     --
                      ---------- --------- -------    ------       ------   ------   -------    ------- ------- ------
 Total liabilities..      23,278     3,912      97        18            8       44        95        102     199     12
                      ---------- --------- -------    ------       ------   ------   -------    ------- ------- ------
Net assets
 attributable to
 variable deferred
 annuity
 contractholders....  $4,831,826 2,951,398 223,404    38,382       15,936   99,645   214,493    220,343 445,001 35,813
                      ========== ========= =======    ======       ======   ======   =======    ======= ======= ======
Outstanding units...     384,393   274,549  18,821     3,093        1,561   10,326    20,121     21,434  35,657  3,467
                      ========== ========= =======    ======       ======   ======   =======    ======= ======= ======
Net asset value per
 unit...............  $    12.57     10.75   11.87     12.41        10.21     9.65     10.66      10.28   12.48  10.33
                      ========== ========= =======    ======       ======   ======   =======    ======= ======= ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 1999
                                  (Unaudited)

                            Variable Insurance Series    Variable Insurance    Variable Insurance
                                      Fund                Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Assets
Investments in Variable
 Insurance Series Fund,
 at fair value: (note 2)
 Equity-Income Portfolio
  (31,700 shares,
  cost -- $778,733).....  $726,255        --       --        --         --        --          --
 Growth Portfolio
  (36,773 shares,
  cost -- $1,854,409)...       --   1,895,296      --        --         --        --          --
 Overseas Portfolio
  (17,559 shares,
  cost --  $432,114)....       --         --   411,946       --         --        --          --
Investments in Variable
 Insurance Products Fund
 II, at fair value:
 (note 2)
 Asset Manager Portfolio
  (15,738 shares,
  cost -- $266,835).....       --         --       --    260,306        --        --          --
 Contrafund Portfolio
  (97,463 shares,
  cost --  $2,559,910)..       --         --       --        --   2,445,355       --          --
Investments in Variable
 Insurance Products Fund
 III, at fair value:
 (note 2)
 Growth & Income
  Portfolio (38,464
  shares, cost --
   $635,646)............       --         --       --        --         --    595,421         --
 Growth Opportunities
  Portfolio (34,910
  shares, cost --
   $756,153)............       --         --       --        --         --        --      719,503
Recievable for units
 sold...................       --         --       --        366        608       --          608
                          --------  ---------  -------   -------  ---------   -------     -------
 Total assets...........   726,255  1,895,296  411,946   260,672  2,445,963   595,421     720,111
                          --------  ---------  -------   -------  ---------   -------     -------
Liabilities
Accrued Expenses payable
 to affiliates (note
 3).....................       322        786      174       118      1,080       243         328
Payable for units
 withdrawn..............       --         --       --        --         --     25,611         --
                          --------  ---------  -------   -------  ---------   -------     -------
 Total liabilities......       322        786      174       118      1,080    25,854         328
                          --------  ---------  -------   -------  ---------   -------     -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $725,933  1,894,510  411,772   260,554  2,444,883   569,567     719,783
                          ========  =========  =======   =======  =========   =======     =======
Outstanding units.......    70,892    119,982   32,474    23,202    188,503    50,138      66,708
                          ========  =========  =======   =======  =========   =======     =======
Net asset value per
 unit...................  $  10.24      15.79    12.68     11.23      12.97     11.36       10.79
                          ========  =========  =======   =======  =========   =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 1999
                                  (Unaudited)

                                  Oppenheimer Variable Account Funds           Federated Insurance Series
                          --------------------------------------------------- ----------------------------
                            High           Agrressive   Capital     Multiple  American    High
                           Income   Bond     Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA  Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------- ------- ---------- ------------ ---------- -------- ----------- -------
Assets
Investments in
 Openheimer Variable
 Accounts Fund, at fair
 value: (note 2)
 High Income Fund/VA
  (33,100 shares,
  cost -- $341,737).....  $316,766     --        --         --          --        --         --        --
 Bond Fund/VA (59,563
  shares, cost --
   $675,131)............       --  643,881       --         --          --        --         --        --
 Aggressive Growth
  Fund/VA (12,133
  shares, cost --
  $1,128,177)...........       --      --  1,172,576        --          --        --         --        --
 Capital Appreciation
  Fund/VA (11,841
  shares, cost --
  $595,745).............       --      --        --     605,549         --        --         --        --
 Multiple Strategies
  Fund/VA (10,763
  shares, cost --
  $183,626).............       --      --        --         --      178,565       --         --        --
Investments in Federated
 Insurance Series at
 fair value: (note 2)
 American Leaders Fund
  II (24,380 shares,
  cost --  $488,629)....       --      --        --         --          --    467,849        --        --
 High Income Bond Fund
  II (25,812 shares,
  cost --  $254,369)....       --      --        --         --          --        --     235,401       --
 Utility Fund II (27,363
  shares, cost --
   $392,899)............       --      --        --         --          --        --         --    369,124
                          -------- ------- ---------    -------     -------   -------    -------   -------
 Total assets...........   316,766 643,881 1,172,576    605,549     178,565   467,849    235,401   369,124
                          -------- ------- ---------    -------     -------   -------    -------   -------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................       155     310       477        243          83       189        111       162
Payable for units
 withdrawn..............       --      --        132        --          --        --         --        --
                          -------- ------- ---------    -------     -------   -------    -------   -------
 Total liabilities......       155     310       609        243          83       189        111       162
                          -------- ------- ---------    -------     -------   -------    -------   -------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $316,611 643,571 1,171,967    605,306     178,482   467,660    235,290   368,962
                          ======== ======= =========    =======     =======   =======    =======   =======
Outstanding units.......    33,084  64,229    54,612     38,094      15,386    44,709     24,767    34,354
                          ======== ======= =========    =======     =======   =======    =======   =======
Net asset value per
 unit...................  $   9.57   10.02     21.46      15.89       11.60     10.46       9.50     10.74
                          ======== ======= =========    =======     =======   =======    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 1999
                                  (Unaudited)

                                                        Janus Aspen Series
                          ------------------------------------------------------------------------------
                                     Aggressive           Worldwide Flexible  International   Capital
                           Balanced    Growth    Growth    Growth    Income      Growth     Appreciation
                            Assets   Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
                          ---------- ---------- --------- --------- --------- ------------- ------------
Assets
Investments in Janus
 Aspen Series, at fair
 value: (note 2)
 Balanced Portfolio
  (166,856 shares,
  cost -- $4,482,220)...  $4,391,648       --         --        --      --            --           --
 Aggressive Growth
  Portfolio (131,391
  shares, cost --
   $7,549,426)..........         --  7,331,618        --        --      --            --           --
 Growth Portfolio
  (99,860 shares,
  cost -- $3,325,556)...         --        --   3,284,388       --      --            --           --
 Worldwide Growth
  Portfolio (75,940
  shares, cost --
   $3,529,931)..........         --        --         --  3,647,377     --            --           --
 Flexible Income
  Portfolio (7,970
  shares, cost --
   $92,478).............         --        --         --        --   89,668           --           --
 International Growth
  Portfolio (44,272
  shares, cost --
   $1,820,118)..........         --        --         --        --      --      1,757,138          --
 Capital Appreciation
  Portfolio (187,915
  shares, cost --
   $5,720,730)..........         --        --         --        --      --            --     5,962,534
Receivable for units
 sold...................         252     4,812        608     4,769     --            --           --
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total assets...........   4,391,900 7,336,430  3,284,996 3,652,146  89,668     1,757,138    5,962,534
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Liabilities
Accrued expenses payable
 to affiliates (note
 3).....................       1,959     3,268      1,439     1,605      43           732        2,647
Payable for units
 withdrawn..............         --        --         --        --      --            --        14,786
                          ---------- ---------  --------- ---------  ------     ---------    ---------
 Total liabilities......       1,959     3,268      1,439     1,605      43           732       17,433
                          ---------- ---------  --------- ---------  ------     ---------    ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $4,389,941 7,333,162  3,283,557 3,650,541  89,625     1,756,406    5,945,101
                          ========== =========  ========= =========  ======     =========    =========
Outstanding units.......     313,791   283,572    205,094   223,960   8,701       102,834      330,283
                          ========== =========  ========= =========  ======     =========    =========
Net asset value per
 unit...................  $    13.99     25.86      16.01     16.30   10.30         17.08        18.00
                          ========== =========  ========= =========  ======     =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 1999
                                  (Unaudited)

                                                                                                     Salomon Brothers
                                                   PBHG Insurance Series   Goldman Sachs Variable    Variable Series
                            Alger American Fund         Fund, Inc.            Insurance Trust           Funds Inc.
                          ------------------------ ----------------------  ------------------------- ----------------
                                                      PBHG
                              Small                Large Cap      PBHG      Growth and    Mid Cap              Total
                          Capitalization  Growth     Growth    Growth II      Income       Value     Investors Return
                            Portfolio    Portfolio Portfolio   Portfolio    Portfolio      Fund        Fund     Fund
                          -------------- --------- ----------  ----------  ------------  ----------- --------- ------
Invesments in Alger
 American Fund at fair
 value: (note 2)
 Small Capitilization
  Portfolio (26,280
  shares, cost --
   $1,028,115)..........     $847,800         --           --          --           --           --      --       --
 Growth Portfolio
  (17,277 shares,
  cost -- $1,030,464)...          --      991,723          --          --           --           --      --       --
Investments in PBHG In-
 surance Series Fund,
 Inc. at fair value:
 (note 2)
 PBHG Large Cap Portfo-
  lio (20,825 shares,
  cost -- $573,678).....          --          --       626,431         --           --           --      --       --
 PBHG Growth II Portfo-
  lio (34,114 shares,
  cost --  $851,672)....          --          --           --      944,279          --           --      --       --
Investments in Goldman
 Sachs Variable
 Insurance Trust at fair
 value: (note 2)
 Growth and Income Fund
  (24,364 shares,
  cost -- $258,016).....          --          --           --          --       267,274          --      --       --
 Mid Cap Value Fund
  (57,043 shares,
  cost -- $486,164).....          --          --           --          --           --       499,124     --       --
Investments in Salomon
 Brothers Variable Se-
 ries Funds Inc. at fair
 value: (note 2)
 Investors Fund (773
  shares, cost --
   $9,984)..............          --          --           --          --           --           --   10,317      --
 Total Return Fund
  (1,759 shares, cost --
   $18,470).............          --          --           --          --           --           --      --    18,558
Receivable for units
 sold...................          --          --           --          --           608          --      --       --
                             --------     -------   ----------  ----------  -----------  -----------  ------   ------
 Total assets...........      847,800     991,723      626,431     944,279      267,882      499,124  10,317   18,558
                             --------     -------   ----------  ----------  -----------  -----------  ------   ------
Liabilities
Accrued expenses payable
 to affiliates (note3)..          410         455          239         355          111          223       3        6
                             --------     -------   ----------  ----------  -----------  -----------  ------   ------
 Total liabilities......          410         455          239         355          111          223       3        6
                             --------     -------   ----------  ----------  -----------  -----------  ------   ------
Net assets attributable
 to variable deferred
 annuity
 contractholders........     $847,390     991,268      626,192     943,924      267,771      498,901  10,314   18,552
                             ========     =======   ==========  ==========  ===========  ===========  ======   ======
Outstanding units.......       58,400      66,085       30,847      39,811       26,993       51,433     910    1,779
                             ========     =======   ==========  ==========  ===========  ===========  ======   ======
Net asset value per
 unit...................     $  14.51       15.00        20.30       23.71         9.92         9.70   11.34    10.43
                             ========     =======   ==========  ==========  ===========  ===========  ======   ======

           See accompanying notes to unaudited financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                            Statements of Operations
                                  (Unaudited)

                                          GE Investments Funds, Inc.
                         -------------------------------------------------------------
                                                                           Real Estate
                          S&P 500      Money    Total Return International Securities
                         Index Fund Market Fund     Fund      Equity Fund     Fund
                         ---------- ----------- ------------ ------------- -----------
                                        Six months ended June 30, 2000
                         -------------------------------------------------------------
Investment income:
 Income -- Ordinary Div-
  idends................  $    --      64,914         --          --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative expense
  (note 3)..............    23,462     15,552       1,108         234            84
                          --------   --------      ------        ----         -----
Net investment income
 (expense)..............   (23,462)    49,362      (1,108)       (234)          (84)
                          --------   --------      ------        ----         -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    76,487    184,891         (82)        924             4
 Unrealized appreciation
  (depreciation)........   (46,246)  (184,891)      7,316         (11)        2,300
 Capital gain distribu-
  tion..................       --         --          --          --            --
                          --------   --------      ------        ----         -----
Net realized and
 unrealized gain (loss)
 on investments.........    30,241        --        7,234         913         2,304
                          --------   --------      ------        ----         -----
Increase (decrease) in
 net assets from opera-
 tions..................  $  6,779     49,362       6,126         679         2,220
                          ========   ========      ======        ====         =====

                                      GE Investments Funds, Inc. (continued)
                         ----------------------------------------------------------------
                                       Mid-Cap
                           Global    Value Equity             U.S. Equity Premier Growth
                         Income Fund     Fund     Income Fund    Fund       Equity Fund
                         ----------- ------------ ----------- ----------- ---------------
                                                                            Period from
                                                                          May 12, 2000 to
                                  Six months ended June 30, 2000           June 30, 2000
                         ------------------------------------------------ ---------------
Investment income:
 Income -- Ordinary Div-
  idends................   $   --          --          --          --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative expense
  (note 3)..............       568       1,185       1,309       2,570            49
                           -------      ------      ------      ------         -----
Net investment income
 (expense)..............      (568)     (1,185)     (1,309)     (2,570)          (49)
                           -------      ------      ------      ------         -----
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................      (392)        287        (747)      1,482             2
 Unrealized appreciation
  (depreciation)........       (98)     (7,513)      7,294       2,303         1,051
 Capital gain distribu-
  tion..................       --          --          --          --            --
                           -------      ------      ------      ------         -----
Net realized and
 unrealized gain (loss)
 on investments.........      (490)     (7,226)      6,547       3,785         1,053
                           -------      ------      ------      ------         -----
Increase (decrease) in
 net assets from opera-
 tions..................   $(1,058)     (8,411)      5,238       1,215         1,004
                           =======      ======      ======      ======         =====

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                    Variable Insurance           Variable Insurance
                                       Products Fund              Products Fund II
                               ------------------------------ ------------------------
                                Equity-
                                Income     Growth   Overseas  Asset Manager Contrafund
                               Portfolio  Portfolio Portfolio   Portfolio   Portfolio
                               ---------  --------- --------- ------------- ----------
                                     Six months ended             Six months ended
                                       June 30, 2000               June 30, 2000
                               ------------------------------ ------------------------
Investment income:
 Income -- Ordinary Divi-
  dends......................  $ 10,112        895     2,401       4,569        5,316
 Expenses -- Mortality and
  expense risk charges and
  administrative expense (note
  3).........................     4,197      8,425     1,798       1,448       12,934
                               --------    -------   -------     -------     --------
Net investment income (ex-
 pense)......................     5,915     (7,530)      603       3,121       (7,618)
                               --------    -------   -------     -------     --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....   (14,904)    32,957    18,980        (944)       7,601
 Unrealized appreciation (de-
  preciation)................   (50,656)   (58,753)  (49,733)    (12,992)    (228,609)
 Capital gain distribution...    38,096     89,038    15,119      10,764      192,986
                               --------    -------   -------     -------     --------
Net realized and unrealized
 gain (loss) on investments..   (27,464)    63,242   (15,634)     (3,172)     (28,022)
                               --------    -------   -------     -------     --------
Increase (decrease) in net
 assets from operations......  $(21,549)    55,712   (15,031)        (52)     (35,640)
                               ========    =======   =======     =======     ========

                                                           Variable Insurance
                                                            Products Fund III
                                                         ------------------------
                                                         Growth &      Growth
                                                          Income    Opportunities
                                                         Portfolio    Portfolio
                                                         ---------  -------------
                                                            Six months ended
                                                              June 30, 2000
                                                         ------------------------
Investment income:
 Income -- Ordinary Dividends..........................  $  2,236        6,515
 Expenses -- Mortality and expense risk charges and ad-
  ministrative expense (note 3)........................     2,465        4,096
                                                         --------      -------
Net investment income (expense)........................      (229)       2,419
                                                         --------      -------
Net realized and unrealized gain (loss) on investments:
 Net realized gain (loss)..............................    35,825       (3,956)
 Unrealized appreciation (depreciation)................   (46,407)     (52,457)
 Capital gain distribution.............................    14,590       33,039
                                                         --------      -------
Net realized and unrealized gain (loss) on invest-
 ments.................................................     4,008      (23,374)
                                                         --------      -------
Increase (decrease) in net assets from operations......  $  3,779      (20,956)
                                                         ========      =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                         Oppenheimer Variable Account Funds
                               -------------------------------------------------------
                                                    Aggressive   Capital     Multiple
                               High Income  Bond      Growth   Appreciation Strategies
                                 Fund/VA   Fund/VA   Fund/VA     Fund/VA     Fund/VA
                               ----------- -------  ---------- ------------ ----------
                                           Six months ended June 30, 2000
                               -------------------------------------------------------
Investment income:
 Income -- Ordinary
  Dividends..................   $ 28,777    36,092       --          307       5,851
 Expenses -- Mortality and
  expense risk charges and
  administrative expense (note
  3).........................      1,778     3,517     4,149       2,039         870
                                --------   -------    ------      ------      ------
Net investment income
 (expense)...................     26,999    32,575    (4,149)     (1,732)      4,981
                                --------   -------    ------      ------      ------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     (3,929)    6,986    42,881       7,157       2,754
 Unrealized appreciation
  (depreciation).............    (26,187)  (32,259)    5,125      (8,467)     (7,194)
 Capital gain distribution...        --        --     19,100      16,371       8,498
                                --------   -------    ------      ------      ------
Net realized and unrealized
 gain (loss) on investments..    (30,116)  (25,273)   67,106      15,061       4,058
                                --------   -------    ------      ------      ------
Increase (decrease) in net
 assets from operations......   $ (3,117)    7,302    62,957      13,329       9,039
                                ========   =======    ======      ======      ======

                                                  Federated Insurance Series
                                                 -----------------------------
                                                 American     High
                                                 Leaders   Income Bond Utility
                                                 Fund II     Fund II   Fund II
                                                 --------  ----------- -------
                                                       Six months ended
                                                        June 30, 2000
                                                 -----------------------------
Investment income:
 Income -- Ordinary Dividends................... $  3,878     22,028     9,237
 Expenses -- Mortality and expense risk charges
  and administrative expense (note 3)...........    2,106      1,526     2,042
                                                 --------    -------   -------
Net investment income (expense).................    1,772     20,502     7,195
                                                 --------    -------   -------
Net realized and unrealized gain (loss) on in-
 vestments:
 Net realized gain (loss).......................     (869)    (5,596)    2,938
 Unrealized appreciation (depreciation).........  (24,353)   (20,219)  (24,131)
 Capital gain distribution......................   11,735        --      6,139
                                                 --------    -------   -------
Net realized and unrealized gain (loss) on in-
 vestments......................................  (13,487)   (25,815)  (15,054)
                                                 --------    -------   -------
Increase (decrease) in net assets from opera-
 tions.......................................... $(11,715)    (5,313)   (7,859)
                                                 ========    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                                    Aggressive             Worldwide  Flexible  International   Capital
                         Balanced     Growth     Growth     Growth     Income      Growth     Appreciation
                         Portfolio  Portfolio   Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
                         ---------  ----------  ---------  ---------  --------- ------------- ------------
                                                Six months ended June 30, 2000
                         ---------------------------------------------------------------------------------
Investment income:
 Income -- Ordinary
  Dividends............. $     --          --        --         --        --           --            --
 Expenses -- Mortality
  and expense risk
  charges and
  administrative expense
  (note 3)..............    24,305      37,837    15,856     18,417       564        7,147        33,612
                         ---------  ----------  --------   --------     -----     --------      --------
Net investment income
 (expense)..............   (24,305)    (37,837)  (15,856)   (18,417)     (564)      (7,147)      (33,612)
                         ---------  ----------  --------   --------     -----     --------      --------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    48,990     413,198    95,410    104,168      (631)      57,947       136,110
 Unrealized appreciation
  (depreciation)........  (298,193) (1,099,673) (200,193)  (193,165)     (665)    (145,573)     (444,457)
 Capital gain
  distribution..........   278,265     569,241   126,255     52,069     2,405       21,218        21,134
                         ---------  ----------  --------   --------     -----     --------      --------
Net realized and
 unrealized gain (loss)
 on investments.........    29,062    (117,234)   21,472    (36,928)    1,109      (66,408)     (287,213)
                         ---------  ----------  --------   --------     -----     --------      --------
Increase (decrease) in
 net assets from
 operations............. $   4,757    (155,071)    5,616    (55,345)      545      (73,555)     (320,825)
                         =========  ==========  ========   ========     =====     ========      ========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                                               PBHG Insurance
                                     Alger American Fund      Series Fund, Inc.
                                   ------------------------  -------------------
                                                               PBHG
                                       Small                 Large Cap   PBHG
                                   Capitalization  Growth     Growth   Growth II
                                     Portfolio    Portfolio  Portfolio Portfolio
                                   -------------- ---------  --------- ---------
                                       Six months ended       Six months ended
                                        June 30, 2000           June 30, 2000
                                   ------------------------  -------------------
Investment income:
 Income -- Ordinary Dividends.....    $    --          --        --         --
 Expenses--Mortality and expense
  risk charges and administrative
  expense (note 3)................       4,131       5,750     1,894      2,970
                                      --------    --------    ------    -------
Net investment income (expense)...      (4,131)     (5,750)   (1,894)    (2,970)
                                      --------    --------    ------    -------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).........       4,626      40,511    16,011     57,831
 Unrealized appreciation (depreci-
  ation)..........................    (256,309)   (141,704)   37,529     46,741
 Capital gain distribution........     242,875     123,698       --         --
                                      --------    --------    ------    -------
Net realized and unrealized gain
 (loss) on investments............      (8,808)     22,505    53,540    104,572
                                      --------    --------    ------    -------
Increase (decrease) in net assets
 from operations..................    $(12,939)     16,755    51,646    101,602
                                      ========    ========    ======    =======

                         Goldman Sachs Variable     Salomon Brothers Variable
                            Insurance Trust             Series Funds Inc.
                         ---------------------- ---------------------------------
                         Growth and   Mid Cap
                         Income Fund Value Fund Investors Fund  Total Return Fund
                         ----------- ---------- --------------- -----------------
                                                  Period from      Period from
                            Six months ended    May 15, 2000 to April 28, 2000 to
                             June 30, 2000       June 30, 2000    June 30, 2000
                         ---------------------- --------------- -----------------
Investment income:
 Income -- Ordinary Div-
  idends................   $  --          --          --               --
 Expenses--Mortality and
  expense risk charges
  and administrative ex-
  pense (note 3)........    1,051       2,601          19               46
                           ------      ------         ---              ---
Net investment income
 (expense)..............   (1,051)     (2,601)        (19)             (46)
                           ------      ------         ---              ---
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................     (369)     (7,377)          1                2
 Unrealized appreciation
  (depreciation)........    6,934      26,026         332               88
 Capital gain distribu-
  tion..................      --          --          --               --
                           ------      ------         ---              ---
Net realized and
 unrealized gain (loss)
 on investments.........    6,565      18,649         333               90
                           ------      ------         ---              ---
Increase (decrease) in
 net assets from opera-
 tions..................   $5,514      16,048         314               44
                           ======      ======         ===              ===

           See accompanying notes to unaudited financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                       Statement of Change in Net Assets
                                  (Unaudited)

                                           GE Investments Funds, Inc.
                          ---------------------------------------------------------------
                                                                              Real Estate
                           S&P 500       Money     Total Return International Securities
                          Index Fund  Market Fund      Fund      Equity Fund     Fund
                          ----------  -----------  ------------ ------------- -----------
                                         Six months ended June 30, 2000
                          ---------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (23,462)     49,362      (1,108)        (234)         (84)
 Net realized gain
  (loss)................      76,487     184,891         (82)         924            4
 Unrealized appreciation
  (depreciation) on
  investments...........     (46,246)   (184,891)      7,316          (11)       2,300
 Capital gain
  distribution..........         --          --          --           --           --
                          ----------  ----------     -------       ------       ------
Increase (decrease) in
 net assets from
 operations.............       6,779      49,362       6,126          679        2,220
                          ----------  ----------     -------       ------       ------
From capital
 transactions:
 Net premiums...........   2,321,395   2,554,906      82,791       10,654       11,814
 Transfers (to) from the
  general account of GE
  Capital Life:
   Surrenders...........    (105,107)    (65,835)       (824)         --           --
   Administrative
    expenses (note 3)...         (65)        (11)        (23)         --           --
   Transfer gain (loss)
    and transfer fees
    (note 3)............         443       1,400         (15)          71           51
 Transfers (to) from the
  Guarantee Account.....     351,175         --       18,231          --           --
 Interfund transfers....      61,419  (1,292,561)     28,664          --           --
                          ----------  ----------     -------       ------       ------
Increase (decrease) in
 net assets from capital
 transactions...........   2,629,260   1,197,899     128,824       10,725       11,865
                          ----------  ----------     -------       ------       ------
Increase (decrease) in
 net assets.............   2,636,039   1,247,261     134,950       11,404       14,085
Net assets at beginning
 of year................   2,195,787   1,704,137      88,454       26,978        1,851
                          ----------  ----------     -------       ------       ------
Net assets at end of
 period.................  $4,831,826   2,951,398     223,404       38,382       15,936
                          ==========  ==========     =======       ======       ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                              GE Investments Funds, Inc.
                                      (continued)
                            ----------------------------------
                                     Mid-Cap
                            Global    Value             U.S.
                            Income   Equity   Income   Equity   Premier Growth
                             Fund     Fund     Fund     Fund      Equity Fund
                            -------  -------  -------  -------  ---------------
                                                                  Period from
                                                                May 12, 2000 to
                            Six months ended June 30, 2000       June 30, 2000
                            ----------------------------------  ---------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $  (568)  (1,185)  (1,309)  (2,570)        (49)
 Net realized gain
  (loss)..................     (392)     287     (747)   1,482           2
 Unrealized appreciation
  (depreciation) on in-
  vestments...............      (98)  (7,513)   7,294    2,303       1,051
 Capital gain distribu-
  tion....................      --       --       --       --          --
                            -------  -------  -------  -------      ------
Increase (decrease) in net
 assets from operations...   (1,058)  (8,411)   5,238    1,215       1,004
                            -------  -------  -------  -------      ------
From capital transactions:
 Net premiums.............   37,865  113,496   43,069   52,760      22,500
 Transfers (to) from the
  general account of GE
  Capital Life:
  Surrenders..............     (197)  (4,490)    (339)  (8,307)        --
  Administrative expenses
   (note 3)...............       (5)      (9)      (3)      (7)        --
  Transfer gain (loss) and
   transfer fees (note
   3).....................       26      546      (47)    (672)        --
 Transfers (to) from the
  Guarantee Account.......      --     9,284   11,526   32,363      12,309
 Interfund transfers......     (186) (15,141)    (205)  38,768         --
                            -------  -------  -------  -------      ------
Increase (decrease) in net
 assets from capital
 transactions.............   37,503  103,686   54,001  114,905      34,809
                            -------  -------  -------  -------      ------
Increase (decrease) in net
 assets...................   36,445   95,275   59,239  116,120      35,813
Net assets at beginning of
 year.....................   63,200  119,218  161,104  328,881         --
                            -------  -------  -------  -------      ------
Net assets at end of peri-
 od.......................  $99,645  214,493  220,343  445,001      35,813
                            =======  =======  =======  =======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                                 Variable Insurance Products
                                                            Fund
                                                -------------------------------
                                                 Equity-
                                                 Income     Growth    Overseas
                                                Portfolio  Portfolio  Portfolio
                                                ---------  ---------  ---------
                                                  Six months ended June 30,
                                                            2000
                                                -------------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)..............  $  5,915      (7,530)      603
 Net realized gain (loss).....................   (14,904)     32,957    18,980
 Unrealized appreciation (depreciation) on in-
  vestments...................................   (50,656)    (58,753)  (49,733)
 Capital gain distribution....................    38,096      89,038    15,119
                                                --------   ---------   -------
Increase (decrease) in net assets from opera-
 tions........................................   (21,549)     55,712   (15,031)
                                                --------   ---------   -------
From capital transactions:
 Net premiums.................................   233,717   1,050,325   279,713
 Transfers (to) from the general account of GE
  Capital Life:
  Surrenders..................................    (6,989)    (22,325)     (384)
  Administrative expenses (note 3)............       (33)        (13)       (3)
  Transfer gains (loss) and transfer fees
   (note 3)...................................     2,973         894    (1,053)
 Transfers (to) from the Guarantee Account....    23,688     105,298     4,041
 Interfund transfers..........................   (15,598)     (1,778)    8,853
                                                --------   ---------   -------
Increase (decrease) in net assets from capital
 transactions.................................   237,758   1,132,401   291,167
                                                --------   ---------   -------
Increase (decrease) in net assets.............   216,209   1,188,113   276,136
Net assets at beginning of year...............   509,724     706,397   135,636
                                                --------   ---------   -------
Net assets at end of period...................  $725,933   1,894,510   411,772
                                                ========   =========   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                 Variable Insurance      Variable Insurance
                                  Products Fund II        Products Fund III
                                ---------------------  -----------------------
                                  Asset                Growth &     Growth
                                 Manager   Contrafund   Income   Opportunities
                                Portfolio  Portfolio   Portfolio   Portfolio
                                ---------  ----------  --------- -------------
                                  Six months ended        Six months ended
                                   June 30, 2000            June 30, 2000
                                ---------------------  -----------------------
Increase (decrease) in net as-
 sets
From operations:
 Net investment income (ex-
  pense)....................... $  3,121      (7,618)      (229)      2,419
 Net realized gain (loss)......     (944)      7,601     35,825      (3,956)
 Unrealized appreciation (de-
  preciation) on investments...  (12,992)   (228,609)   (46,407)    (52,457)
 Capital gain distribution.....   10,764     192,986     14,590      33,039
                                --------   ---------    -------     -------
Increase (decrease) in net as-
 sets from operations..........      (52)    (35,640)     3,779     (20,956)
                                --------   ---------    -------     -------
From capital transactions:
 Net premiums..................  131,325   1,012,622    342,468     229,693
 Transfers (to) from the gen-
  eral account of GE Capital
  Life:
  Surrenders...................      (56)    (24,182)    (9,919)     (3,997)
  Administrative expenses (note
   3)..........................      (17)        (68)       (19)        (10)
  Transfer gains (loss) and
   transfer fees (note 3)......     (185)       (181)       470        (634)
 Transfers (to) from the Guar-
  antee Account................    8,984     149,369     48,044      32,480
 Interfund transfers...........      --       50,244     32,523      11,133
                                --------   ---------    -------     -------
Increase (decrease) in net as-
 sets from capital transac-
 tions.........................  140,051   1,187,804    413,567     268,665
                                --------   ---------    -------     -------
Increase (decrease) in net as-
 sets..........................  139,999   1,152,164    417,346     247,709
Net assets at beginning of
 year..........................  120,555   1,292,719    152,221     472,074
                                --------   ---------    -------     -------
Net assets at end of period.... $260,554   2,444,883    569,567     719,783
                                ========   =========    =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                  Oppenheimer Variable Account Funds
                          ------------------------------------------------------
                            High             Aggressive    Capital     Multiple
                           Income    Bond      Growth    Appreciation Strategies
                          Fund/VA   Fund/VA   Fund/VA      Fund/VA     Fund/VA
                          --------  -------  ----------  ------------ ----------
                                    Six months ended June 30, 2000
                          ------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ 26,999   32,575     (4,149)     (1,732)      4,981
 Net realized gain
  (loss)................    (3,929)   6,986     42,881       7,157       2,754
 Unrealized appreciation
  (depreciation) on
  investments...........   (26,187) (32,259)     5,125      (8,467)     (7,194)
 Capital gain
  distribution..........       --       --      19,100      16,371       8,498
                          --------  -------  ---------     -------     -------
Increase (decrease) in
 net assets from
 operations.............    (3,117)   7,302     62,957      13,329       9,039
                          --------  -------  ---------     -------     -------
From capital
 transactions:
 Net premiums...........   202,082  158,822    736,534     435,968      98,623
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........       --       --         --          --          --
  Surrenders............   (32,436) (34,592)    (4,579)     (7,763)       (570)
  Administrative
   expenses (note 3)....       (13)     (15)       (23)        (17)        (13)
  Transfer gain (loss)
   and transfer fees
   (note 3).............        92       (4)    (2,092)        621        (175)
 Transfers (to) from the
  Guarantee Account.....    10,404   44,243     91,446      28,726      11,832
 Interfund transfers....   (37,335)  39,545    138,733      34,197       8,773
                          --------  -------  ---------     -------     -------
Increase (decrease) in
 net assets from capital
 transactions...........   142,794  207,999    960,019     491,732     118,470
                          --------  -------  ---------     -------     -------
Increase (decrease) in
 net assets.............   139,677  215,301  1,022,976     505,061     127,509
Net assets at beginning
 of year................   176,934  428,270    148,991     100,245      50,973
                          --------  -------  ---------     -------     -------
Net assets at end of
 period.................  $316,611  643,571  1,171,967     605,306     178,482
                          ========  =======  =========     =======     =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                                 Federated Insurance Series
                                                -----------------------------
                                                American     High
                                                Leaders   Income Bond Utility
                                                Fund II     Fund II   Fund II
                                                --------  ----------- -------
                                                 Six months ended June 30,
                                                            2000
                                                -----------------------------
Increase (decrease) in net assets
From operations:
 Net investment income (expense)............... $  1,772     20,502     7,195
 Net realized gain (loss)......................     (869)    (5,596)    2,938
 Unrealized appreciation (depreciation) on in-
  vestments....................................  (24,353)   (20,219)  (24,131)
 Capital gain distribution.....................   11,735        --      6,139
                                                --------    -------   -------
Increase (decrease) in net assets from opera-
 tions.........................................  (11,715)    (5,313)   (7,859)
                                                --------    -------   -------
From capital transactions:
 Net premiums..................................  251,567     68,629   164,642
 Transfers (to) from the general account of GE
  Capital Life:
  Death Benefits...............................      --         --     (3,769)
  Surrenders...................................   (4,472)       (74)  (19,885)
  Administrative expenses (note 3).............      (18)        (6)      --
  Transfer gain (loss) and transfer fees (note
   3)..........................................   (1,727)       (35)     (374)
 Transfers (to) from the Guarantee Account.....   29,512     10,583    22,368
 Interfund transfers...........................  (21,604)   (33,645)  (27,330)
                                                --------    -------   -------
Increase (decrease) in net assets from capital
 transactions..................................  253,258     45,452   135,652
                                                --------    -------   -------
Increase (decrease) in net assets..............  241,543     40,139   127,793
Net assets at beginning of year................  226,117    195,151   241,169
                                                --------    -------   -------
Net assets at end of period.................... $467,660    235,290   368,962
                                                ========    =======   =======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                                        Janus Aspen Series
                          ----------------------------------------------------------------------------------
                                      Aggressive             Worldwide  Flexible  International   Capital
                           Balanced     Growth     Growth     Growth     Income      Growth     Appreciation
                          Portfolio   Portfolio   Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
                          ----------  ----------  ---------  ---------  --------- ------------- ------------
                                                  Six months ended June 30, 2000
                          ----------------------------------------------------------------------------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (24,305)    (37,837)   (15,856)   (18,417)    (564)       (7,147)     (33,612)
 Net realized gain
  (loss)................      48,990     413,198     95,410    104,168     (631)       57,947      136,110
 Unrealized appreciation
  (depreciation) on
  investments...........    (298,193) (1,099,673)  (200,193)  (193,165)    (665)     (145,573)    (444,457)
 Capital gain
  distribution..........     278,265     569,241    126,255     52,069    2,405        21,218       21,134
                          ----------  ----------  ---------  ---------   ------     ---------    ---------
Increase (decrease) in
 net assets from
 operations.............       4,757    (155,071)     5,616    (55,345)     545       (73,555)    (320,825)
                          ----------  ----------  ---------  ---------   ------     ---------    ---------
From capital
 transactions:
 Net premiums...........   1,544,891   3,869,423  1,942,644  2,117,358   12,079     1,116,681    2,753,404
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death Benefits.........         --       (1,668)    (4,276)    (1,586)  (2,564)          --           --
 Surrenders.............     (99,813)   (326,785)   (20,444)   (32,138)    (172)      (16,251)     (97,897)
 Administrative expenses
  (note 3)..............        (152)        (40)       (63)       (36)      (7)          (15)        (118)
 Transfer gain (loss)
  and transfer fees
  (note 3)..............         774      25,910     (3,060)     6,226      (22)        2,962       14,671
 Transfers (to) from the
  Guarantee Account.....     318,722     229,189    158,604     91,085    9,546        96,130      177,901
 Interfund transfers....      15,836     583,924    (88,943)   (98,439)     --        306,833       29,238
                          ----------  ----------  ---------  ---------   ------     ---------    ---------
Increase (decrease) in
 net assets from capital
 transactions...........   1,780,258   4,379,953  1,984,462  2,082,470   18,860     1,506,340    2,877,199
                          ----------  ----------  ---------  ---------   ------     ---------    ---------
Increase (decrease) in
 net assets.............   1,785,015   4,224,882  1,990,078  2,027,125   19,405     1,432,785    2,556,374
Net assets at beginning
 of year................   2,604,926   3,108,280  1,293,479  1,623,416   70,220       323,621    3,388,727
                          ----------  ----------  ---------  ---------   ------     ---------    ---------
Net assets at end of
 period.................  $4,389,941   7,333,162  3,283,557  3,650,541   89,625     1,756,406    5,945,101
                          ==========  ==========  =========  =========   ======     =========    =========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                                                      PBHG Insurance Series
                              Alger American Fund          Fund, Inc.
                            ------------------------  -----------------------
                                                         PBHG
                                Small                 Large Cap       PBHG
                            Capitalization  Growth      Growth     Growth II
                              Portfolio    Portfolio  Portfolio    Portfolio
                            -------------- ---------  ----------   ----------
                                Six months ended        Six months ended
                                 June 30, 2000            June 30, 2000
                            ------------------------  -----------------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............     $ (4,131)     (5,750)       (1,894)      (2,970)
 Net realized gain
  (loss)..................        4,626      40,511        16,011       57,831
 Unrealized appreciation
  (depreciation) on in-
  vestments...............     (256,309)   (141,704)       37,529       46,741
 Capital gain distribu-
  tion....................      242,875     123,698           --           --
                               --------    --------    ----------   ----------
Increase (decrease) in net
 assets from operations...      (12,939)     16,755        51,646      101,602
                               --------    --------    ----------   ----------
From capital transactions:
 Net premiums.............      428,369     288,648       369,350      536,028
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits..........          --          --            --           --
  Surrenders..............       (6,715)    (14,275)         (181)         (93)
  Administrative expenses
   (note 3)...............          (11)        (25)           (1)          (3)
  Transfer gain (loss) and
   transfer fees (note
   3).....................       (1,092)     (2,699)         (445)      (3,428)
Transfers (to) from the
 Guarantee Account........       33,577      22,956        73,617       49,646
Interfund transfers.......       22,078     (12,323)       70,187      119,905
                               --------    --------    ----------   ----------
Increase (decrease) in net
 assets from capital
 transactions.............      476,206     282,282       512,527      702,055
                               --------    --------    ----------   ----------
Increase (decrease) in net
 assets...................      463,267     299,037       564,173      803,657
Net assets at beginning of
 year.....................      384,123     692,231        62,019      140,267
                               --------    --------    ----------   ----------
Net assets at end of peri-
 od.......................     $847,390     991,268       626,192      943,924
                               ========    ========    ==========   ==========

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                  (Unaudited)

                          Goldman Sachs Variable    Salomon Brothers Variable Series
                             Insurance Trust                   Funds Inc.
                          ------------------------  ---------------------------------
                                         Mid Cap
                           Growth and     Value
                          Income Fund     Fund      Investors Fund  Total Return Fund
                          ------------  ----------  --------------- -----------------
                                                      Period from      Period from
                             Six months ended       May 15, 2000 to April 28, 2000 to
                              June 30, 2000          June 30, 2000    June 30, 2000
                          ------------------------  --------------- -----------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $    (1,051)     (2,601)        (19)             (46)
 Net realized gain
  (loss)................          (369)     (7,377)          1                2
 Unrealized appreciation
  (depreciation) on in-
  vestments.............         6,934      26,026         332               88
 Capital gain distribu-
  tion..................           --          --          --               --
                           -----------  ----------      ------           ------
Increase (decrease) in
 net assets from opera-
 tions..................         5,514      16,048         314               44
                           -----------  ----------      ------           ------
From capital transac-
 tions:
 Net premiums...........       176,478     179,626      10,000           18,750
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death Benefits........           --          --          --               --
  Surrenders............       (13,985)     (7,506)        --              (242)
  Administrative ex-
   penses (note 3)......            (9)         (1)        --               --
  Transfer gain (loss)
   and transfer fees
   (note 3).............          (210)        285         --               --
Transfers (to) from the
 Guarantee Account......         5,652      35,439         --               --
Interfund transfers.....        34,210      10,025         --               --
                           -----------  ----------      ------           ------
Increase (decrease) in
 net assets from capital
 transactions...........       202,136     217,868      10,000           18,508
                           -----------  ----------      ------           ------
Increase (decrease) in
 net assets.............       207,650     233,916      10,314           18,552
Net assets at beginning
 of year................        60,121     264,985         --               --
                           -----------  ----------      ------           ------
Net assets at end of pe-
 riod...................   $   267,771     498,901      10,314           18,552
                           ===========  ==========      ======           ======

           See accompanying notes to unaudited financial statements.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                         Notes to Financial Statements

                                 June 30, 2000
                                  (Unaudited)

(1) Description of Entity

  GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account began selling flexible premium variable deferred annuities in 1999 and is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. GE Capital Life is a wholly-owned subsidiary of General Electric Capital Assurance Company. General Electric Capital Assurance Company is an indirect, wholly-owned subsidiary of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  During the second quarter of 2000, four new investment subdivisions were added to the Account. The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investments Funds, Inc. The Strategic Bond Fund, the Investors Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Funds, Inc. All designated portfolios described above are series type mutual funds.

(2) Summary of Significant Accounting Policies

 (a) Investments

  Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

  The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 2000 were:

                                                            Cost of   Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                             --------- -----------
GE Investment Funds, Inc.:
 S&P 500 Index Fund....................................... 3,342,886    714,922
 Money Market Fund........................................ 4,663,629  3,414,415
 Total Return Fund........................................   159,383     31,983
 International Equity Fund................................    21,093     10,599
 Real Estate Securities Fund..............................    11,898        111
 Global Income Fund.......................................    65,817     28,912
 Mid-Cap Value Equity Fund................................   176,739     74,208
 Income Fund..............................................    73,010     20,302
 U.S. Equity Fund.........................................   156,418     44,057
 Premier Growth Equity Fund...............................    34,809         37
Variable Insurance Products Fund:
 Equity-Income Portfolio..................................   370,673     88,839
 Growth Portfolio......................................... 1,475,977    261,647
 Overseas Portfolio.......................................   404,919     97,928
Variable Insurance Products Fund II:
 Asset Manager Portfolio..................................   182,338     28,708
 Contrafund Portfolio..................................... 1,583,750    210,758
Variable Insurance Products Fund III:
 Growth & Income Portfolio................................   713,845    260,145
 Growth Opportunities Portfolio...........................   422,156    118,582

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                            Cost of   Proceeds
                                                            Shares      from
Fund/Portfolio                                             Acquired  Shares Sold
--------------                                             --------- -----------
Oppenheimer Variable Account Funds:
 High Income Fund.........................................   322,976    153,123
 Bond Fund................................................   372,411    131,734
 Aggressive Growth Fund................................... 1,136,268    160,765
 Capital Appreciation Fund................................   533,334     26,770
 Multiple Strategies Fund.................................   177,580     45,576
Federated Insurance Series:
 American Leaders Fund II.................................   398,765    131,931
 High Income Bond Fund II.................................   124,580     58,619
 Utility Fund II..........................................   220,887     71,870
Janus Aspen Series:
 Balanced Portfolio....................................... 2,447,861    415,861
 Aggressive Growth Portfolio.............................. 6,543,696  1,638,341
 Growth Portfolio......................................... 2,601,788    506,753
 Worldwide Growth Portfolio............................... 2,589,833    480,357
 Flexible Income Portfolio................................    75,048     54,343
 International Growth Portfolio........................... 1,806,195    285,208
 Capital Appreciation Portfolio........................... 3,598,663    720,959
Alger American Fund:
 Small Capitalization Portfolio...........................   778,954     63,794
 Growth Portfolio.........................................   700,263    299,949
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio..........................   592,443     81,602
 PBHG Growth II Portfolio.................................   920,567    221,201
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...................................   226,658     26,104
 Mid Cap Value Fund.......................................   297,308     81,965
Salomon Brothers Variable Series Funds, Inc:
 Investors Fund...........................................    10,000         17
 Total Return.............................................    18,750        282

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

 (b) Capital Transactions

  The increase (decrease) in outstanding units from capital transactions for the six months or lesser period ended June 30, 2000 is as follows:

                                                        GE Investments Funds, Inc.
                     -------------------------------------------------------------------------------------------------------
                     S&P 500   Money    Total   International Real Estate Global    Mid-Cap             U.S.      Premier
                      Index    Market   Return     Equity     Securities  Income  Value Equity Income  Equity  Growth Equity
                      Fund      Fund     Fund       Fund         Fund      Fund       Fund      Fund    Fund       Fund
                     -------  --------  ------  ------------- ----------- ------  ------------ ------  ------  -------------
Units outstanding
 at December 31,
 1999..............  172,354   161,990   7,632      2,208          209     6,423     10,625    16,078  26,227        --
                     -------  --------  ------      -----        -----    ------     ------    ------  ------      -----
From capital
 transactions:
 Net premiums......  187,242   240,349   7,191        885        1,352     3,943     10,449     4,268   4,305      2,241
 Transfers (to)
  from the general
  account of GE
  Capital Life:
  Death benefits...      --        --      --         --           --        --         --        --      --         --
  Surrenders.......   (8,478)   (6,193)    (72)       --           --        (20)      (413)      (34)   (678)       --
  Cost of insurance
   and
   administrative
   expense.........       (5)       (1)     (2)       --           --         (1)        (1)      --       (1)       --
 Transfers (to)
  from the
  Guarantee
  Account..........   28,326       --    1,583        --           --        --         855     1,142   2,641      1,226
 Interfund
  transfers........    4,954  (121,596)  2,489        --           --        (19)    (1,394)      (20)  3,163        --
                     -------  --------  ------      -----        -----    ------     ------    ------  ------      -----
Net increase
 (decrease) in
 units from capital
 transactions......  212,039   112,559  11,189        885        1,352     3,903      9,496     5,356   9,430      3,467
                     -------  --------  ------      -----        -----    ------     ------    ------  ------      -----
Units outstanding
 at June 30, 2000..  384,393   274,549  18,821      3,093        1,561    10,326     20,121    21,434  35,657      3,467
                     =======  ========  ======      =====        =====    ======     ======    ======  ======      =====

                               Variable Insurance        Variable Insurance    Variable Insurance
                                  Products Fund           Products Fund II      Products Fund III
                          ----------------------------- -------------------- -----------------------
                           Equity-                        Asset              Growth &     Growth
                           Income    Growth   Overseas   Manager  Contrafund  Income   Opportunities
                          Portfolio Portfolio Portfolio Portfolio Portfolio  Portfolio   Portfolio
                          --------- --------- --------- --------- ---------- --------- -------------
Units outstanding at
 December 31, 1999......   48,133     46,688   10,084    10,584     97,637    13,010      41,888
From capital
 transactions:
 Net premiums...........   22,656     68,035   21,431    11,817     77,453    30,780      21,169
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........      --         --       --        --         --        --          --
  Surrenders............     (678)    (1,446)     (29)       (5)    (1,850)     (891)       (368)
  Cost of insurance and
   administrative
   expense..............       (3)        (1)     --         (2)        (5)       (2)         (1)
 Transfers (to) from the
  Guarantee Account.....    2,296      6,821      310       808     11,425     4,318       2,994
 Interfund transfers....   (1,512)      (115)     678       --       3,843     2,923       1,026
                           ------    -------   ------    ------    -------    ------      ------
Net increase (decrease)
 in units from capital
 transactions...........   22,759     73,294   22,390    12,618     90,866    37,128      24,820
                           ------    -------   ------    ------    -------    ------      ------
Units outstanding at
 June 30, 2000..........   70,892    119,982   32,474    23,202    188,503    50,138      66,708
                           ======    =======   ======    ======    =======    ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds            Federated Insurance Series
                          ---------------------------------------------------- ----------------------------
                           High             Aggressive   Capital     Multiple  American    High
                          Income    Bond      Growth   Appreciation Strategies Leaders  Income Bond Utility
                          Fund/VA  Fund/VA   Fund/VA     Fund/VA     Fund/VA   Fund II    Fund II   Fund II
                          -------  -------  ---------- ------------ ---------- -------- ----------- -------
Units outstanding at
 December 31, 1999......  18,241   43,620      8,356       6,857       4,655    20,556    19,995    22,004
                          ------   ------     ------      ------      ------    ------    ------    ------
From capital transac-
 tions:
 Net premiums...........  21,019   15,736     35,411      27,730       8,920    23,830     7,201    14,947
 Transfers (to) from the
  general account of GE
  Capital Life:
  Death benefits........     --       --         --          --          --        --        --       (342)
  Surrenders............  (3,374)  (3,427)      (220)       (494)        (52)     (424)       (8)   (1,805)
  Cost of insurance and
   administrative ex-
   pense................      (1)      (2)        (1)         (1)         (1)       (2)       (1)      --
 Transfers (to) from the
  Guarantee Account.....   1,082    4,384      4,396       1,827       1,070     2,795     1,110     2,031
 Interfund transfers....  (3,883)   3,918      6,670       2,175         794    (2,046)   (3,530)   (2,481)
                          ------   ------     ------      ------      ------    ------    ------    ------
Net increase (decrease)
 in units from capital
 transactions...........  14,843   20,609     46,256      31,237      10,731    24,153     4,772    12,350
                          ------   ------     ------      ------      ------    ------    ------    ------
Units outstanding at
 June 30, 2000..........  33,084   64,229     54,612      38,094      15,386    44,709    24,767    34,354
                          ======   ======     ======      ======      ======    ======    ======    ======

                                                 Janus Aspen Series                                 Alger American Fund
                    ----------------------------------------------------------------------------- ------------------------
                              Aggressive           Worldwide Flexible  International   Capital        Small
                    Balanced    Growth    Growth    Growth    Income      Growth     Appreciation Capitalization  Growth
                    Portfolio Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio     Portfolio    Portfolio
                    --------- ---------- --------- --------- --------- ------------- ------------ -------------- ---------
Units outstanding
 at December 31,
 1999.............   186,199   121,228     81,608   100,959    6,851       19,367      179,393        26,274      47,413
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
From capital
 transactions:
 Net premiums.....   110,772   144,274    120,698   125,437    1,184       61,998      145,137        28,833      18,912
 Transfers (to)
  from the general
  account of
  GE Capital Life:
  Death benefits..       --        (62)      (266)      (94)    (251)         --           --            --          --
  Surrenders......    (7,157)  (12,184)    (1,270)   (1,904)     (17)        (902)      (5,160)         (452)       (935)
  Cost of
   insurance and
   administrative
   expense........       (11)       (1)        (4)       (2)      (1)          (1)          (6)           (1)         (2)
 Transfers (to)
  from the
  Guarantee
  Account.........    22,853     8,545      9,854     5,396      935        5,337        9,378         2,260       1,504
 Interfund
  transfers.......     1,135    21,772     (5,526)   (5,832)     --        17,035        1,541         1,486        (807)
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Net increase
 (decrease) in
 units from
 capital
 transactions.....   127,592   162,344    123,486   123,001    1,850       83,467      150,890        32,126      18,672
                     -------   -------    -------   -------    -----      -------      -------        ------      ------
Units outstanding
 at June 30,
 2000.............   313,791   283,572    205,094   223,960    8,701      102,834      330,283        58,400      66,085
                     =======   =======    =======   =======    =====      =======      =======        ======      ======

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)


(2) Summary of Significant Accounting Policies -- Continued

                                                                            Salomon Brothers
                             PBHG Insurance    Goldman Sachs Variable       Variable Series
                           Series Fund, Inc.      Insurance Trust              Funds Inc.
                          -------------------- --------------------------   ----------------
                          PBHG Large   PBHG                    Mid Cap                Total
                          Cap Growth Growth II  Growth and      Value       Investors Return
                          Portfolio  Portfolio Income Fund      Fund          Fund     Fund
                          ---------- --------- ------------   -----------   --------- ------
Units outstanding at De-
 cember 31, 1999........     3,577     7,052           6,067       28,190      --       --
                            ------    ------     -----------  -----------      ---    -----
From capital transac-
 tions:
 Net premiums...........    19,635    24,890          18,250       19,188      910    1,802
 Transfers (to) from the
  general account of GE
  Capital Life:
 Death benefits.........       --        --              --           --       --       --
 Surrenders.............       (10)       (4)         (1,446)        (802)     --       (23)
 Cost of insurance and
  administrative ex-
  pense.................       --        --               (1)         --       --       --
 Transfers (to) from the
  Guarantee Account.....     3,914     2,305             585        3,786      --       --
 Interfund transfers....     3,731     5,568           3,538        1,071      --       --
                            ------    ------     -----------  -----------      ---    -----
Net increase (decrease)
 in units from capital
 transactions...........    27,270    32,759          20,926       23,243      910    1,779
                            ------    ------     -----------  -----------      ---    -----
Units outstanding at
 June 30, 2000..........    30,847    39,811          26,993       51,433      910    1,779
                            ======    ======     ===========  ===========      ===    =====

 (c) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (d) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

  GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

                      GE CAPITAL LIFE SEPARATE ACCOUNT II

                                 June 30, 2000
                                  (Unaudited)


(3) Related Party Transactions -- Continued

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity and Premier Growth Equity Funds.

  Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.